TRADE ACCOUNTS AND NOTES RECEIVABLE, NET (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TRADE ACCOUNTS AND NOTES RECEIVABLE, NET
Trade accounts receivable	€ 11,363	€ 11,807
Notes receivable	667	1,013
Less: allowance for doubtful accounts	(722)	(1,490)
Total	11,307	11,330
Less current portion	(11,307)	(11,328)
Total long-term portion		2
Bad debt expense:
Bad debt expense	€ 87	€ 84	€ 362